General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of general and administrative expense [text block] [Abstract]
Schedule of general and administrative expenses
	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands

Payroll and related expenses	1,130	838	667
Share-based payment	326	396	190
Professional fees	2,184	2,018	885
Other	557	505	183
	4,197	3,757	1,925